CONSOLIDATED BALANCE SHEETS -10Q (Parenthetical)	May 12, 2023 shares	Jun. 30, 2023 $ / shares shares	May 11, 2023 shares	Dec. 31, 2022 $ / shares shares	Jan. 31, 2022 shares	Jan. 30, 2022 shares	Dec. 31, 2021 $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)		5,000,000		5,000,000			5,000,000
Preferred stock, shares issued (in shares)				5,000,000
Series B Preferred Stock
Preferred stock, par value (in dollars per share) | $ / shares		$ 1.00		$ 1.00			$ 1.00
Preferred stock, shares authorized (in shares)		100		100			100
Preferred stock, shares issued (in shares)		3		5			5
Preferred stock, shares outstanding (in shares)		3		5			5
Class A Common Stock
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	295,000,000	200,000,000	295,000,000	195,000,000
Common stock, shares issued (in shares)	22,504,669	23,974,657	180,037,350	22,303,333
Common stock, shares outstanding (in shares)	22,504,669	23,974,657	180,037,350	22,303,333
Conversion ratio	0.125
Class B Common Stock
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		10,000,000		10,000,000
Common stock, shares issued (in shares)		906,012		1,068,512
Common stock, shares outstanding (in shares)		906,012		1,068,512
Class C Common Stock
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)		1,528,533		1,529,888
Common stock, shares outstanding (in shares)		1,528,533		1,529,888